Supplemental Cash Flow Disclosures (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Supplemental disclosures:
Interest paid	$ 31,817	$ 0	$ 0
Non-cash investing and financing activities:
Common shares issued for services	0	0	29,737
Common shares of MedMelior issued for services	0	0	2,961,835
Common shares issued for settlement of accounts payable	19,688	0	0
Common shares of MedMelior issued for settlement of amounts due to related parties	284,000	0	0
Brokers' warrants granted as issue costs for convertible debentures	14,606	0	0
Common shares and share purchase warrants issued for conversion of debentures and accrued interest	702,180	0	493,253
Brokers' warrants granted as share issue costs	$ 0	$ 45,371	$ 0